Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
General and administrative expenses			$ 36,041	$ 2,718,780	$ 752,535	$ 2,419,009
Research and development expenses			47,220	780,517	135,930	643,642
Operating expenses			83,261	3,499,297	888,465	3,062,651
Operating loss			(83,261)	(3,499,297)	(888,465)	(3,062,651)
Other non-operating income (expense)
Interest income			26		11,385	20,331
Change in fair value of SAFE Notes			(547,000)	(3,638,167)	(1,251,721)	(4,987,665)
Other income (expenses)				1,004	(350)	749
Total non-operating income (expense)			(546,974)	(3,637,163)	(1,240,686)	(4,966,585)
Net loss			$ (630,235)	$ (7,136,460)	$ (2,129,151)	$ (8,029,236)	$ (630,235)
Basic weighted average shares outstanding of common stock (in Shares)			420,108	937,438	658,569	801,180
Diluted weighted average shares outstanding of common stock (in Shares)			420,108	937,438	658,569	801,180
Basic net loss per share of common stock (in Dollars per share)			$ (1.5)	$ (7.61)	$ (3.23)	$ (10.02)
Diluted net loss per share of common stock (in Dollars per share)			$ (1.5)	$ (7.61)	$ (3.23)	$ (10.02)
Surfside Acquisition Inc.
Operating expenses
General and administrative expenses	$ 12,774	$ 11,461		$ 24,037	$ 22,752	$ 44,810	47,625
Other non-operating income (expense)
Net loss	$ (12,774)	$ (11,461)		$ (24,037)	$ (22,752)	$ (44,810)	$ (47,625)
Basic weighted average shares outstanding of common stock (in Shares)	5,000,000	5,000,000		5,000,000	5,000,000	5,000,000	5,000,000
Diluted weighted average shares outstanding of common stock (in Shares)	5,000,000	5,000,000		5,000,000	5,000,000	5,000,000	5,000,000
Basic net loss per share of common stock (in Dollars per share)	$ 0	$ 0		$ 0	$ 0	$ (0.01)	$ (0.01)
Diluted net loss per share of common stock (in Dollars per share)	$ 0	$ 0		$ 0	$ 0	$ (0.01)	$ (0.01)
Revenue
Loss from operations	$ (12,774)	$ (11,461)		$ (24,037)	$ (22,752)	$ (44,810)	$ (47,625)